UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.): [    ] is a restatement
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Rampart Investment Management Company, Inc.
Address:	One International Place, 23rd Floor
		Boston, MA 02110

13F File Number: 28-02301

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of reporting Manager:

Name:		Debbie L. Cancela
Title:		Vice-President
Phone:		(617) 342-6900
Signature, Place, and Date of Signing:

	Debbie L. Cancela		Boston, Massachusetts	April 18, 2001

Report Type (Check only one.):

[ XX ]		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		44

Form 13F Information Table Value Total:		$21,456


List of Other Included Managers:

No.		13F File Number		Name
n/a

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                com              002824100      748 15850.00 SH       SOLE                 15850.00
AFLAC INC COM                  com              001055102      259  9400.00 SH       SOLE                  9400.00
ALCOA COM                      com              013817101      879 24450.00 SH       SOLE                 24450.00
ALZA CORP DEL COM              com              022615108      340  8400.00 SH       SOLE                  8400.00
ANALOG DEVICES INC COM         com              032654105      790 21800.00 SH       SOLE                 21800.00
BANC ONE CORP COM              com              06423A103      248  6850.00 SH       SOLE                  6850.00
BROADCOM CORP CL A             com                             251  8700.00 SH       SOLE                  8700.00
BURLINGTON RES INC COM         com              122014103      219  4900.00 SH       SOLE                  4900.00
CIGNA CORP COM                 com              125509109      285  2650.00 SH       SOLE                  2650.00
CORNING INC COM                com              219350105      368 17800.00 SH       SOLE                 17800.00
DELL COMPUTER CORP COM         com              247025109      755 29400.00 SH       SOLE                 29400.00
EMERSON ELEC CO COM            com              291011104      254  4100.00 SH       SOLE                  4100.00
GENERAL DYNAMICS CORP COM      com              369550108      621  9900.00 SH       SOLE                  9900.00
HEWLETT PACKARD CO COM         com              428236103     1071 34250.00 SH       SOLE                 34250.00
INGERSOLL RAND CO COM          com              456866102      407 10250.00 SH       SOLE                 10250.00
INTL PAPER CO COM              com              460146103      442 12250.00 SH       SOLE                 12250.00
INTUIT COM                     com                             691 24900.00 SH       SOLE                 24900.00
JDS UNIPHASE CORP COM          com                             330 17900.00 SH       SOLE                 17900.00
LIMITED INC COM                com              532716107      641 40750.00 SH       SOLE                 40750.00
MARSH & MCLENNAN COS COM       com              571748102      546  5750.00 SH       SOLE                  5750.00
MBIA INC COM                   com              55262C100      210  2600.00 SH       SOLE                  2600.00
MCDONALDS CORP COM             com              580135101      384 14450.00 SH       SOLE                 14450.00
MELLON FINANCIAL CORP COM      com              58551A108      460 11350.00 SH       SOLE                 11350.00
MERCURY INTERACTIVE CP COM     com              589405109      412  9850.00 SH       SOLE                  9850.00
MORGAN STANLEY DEAN WITTER COM com              617446448      741 13850.00 SH       SOLE                 13850.00
NETWORK APPLIANCE INC COM      com              64120L104      239 14200.00 SH       SOLE                 14200.00
NIKE INC CL B                  com              654106103      316  7800.00 SH       SOLE                  7800.00
NORTEL NETWORKS CORPORATION CO com              656569100      274 19500.00 SH       SOLE                 19500.00
NORTHERN TR CORP COM           com              665859104      409  6550.00 SH       SOLE                  6550.00
PALM INC                       com              696642107      371 44100.00 SH       SOLE                 44100.00
PEPSICO INC COM                com              713448108      628 14300.00 SH       SOLE                 14300.00
PHELPS DODGE CORP COM          com              717265102      444 11050.00 SH       SOLE                 11050.00
PROGRESSIVE CORP OHIO COM      com              743315103      476  4900.00 SH       SOLE                  4900.00
QUALCOMM INC COM               com              747525103      243  4300.00 SH       SOLE                  4300.00
RADIOSHACK CORP COM            com              875382103      682 18600.00 SH       SOLE                 18600.00
SCHWAB CHARLES CP NEW COM      com              808513105      692 44850.00 SH       SOLE                 44850.00
SCIENTIFIC ATLANTA INC COM     com              808655104      241  5800.00 SH       SOLE                  5800.00
SIEBEL SYS INC COM             com                             322 11850.00 SH       SOLE                 11850.00
STATE STR CORP COM             com              857477103      817  8750.00 SH       SOLE                  8750.00
SUN MICROSYSTEMS INC COM       com              866810104      526 34200.00 SH       SOLE                 34200.00
TELLABS INC COM                com              879664100      594 14600.00 SH       SOLE                 14600.00
UNOCAL CORP COM                com              915289102      373 10800.00 SH       SOLE                 10800.00
USA EDUCATION                  com              78442A109     1250 17200.00 SH       SOLE                 17200.00
WELLPOINT HLT NETW NEW COM     com              94973H108      205  2150.00 SH       SOLE                  2150.00